Taxes on Income - Net Deferred Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 11,218	$ 16,138
Deferred tax liabilities	160,294	179,025
Net deferred tax liability	$ (149,076)	$ (162,887)